Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1	Basis of presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2024, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies applied for the six months ended June 30, 2025 and 2024 are consistent with those of the audited consolidated financial statements for the years ended December 31, 2024 and 2023, as described in those audited consolidated financial statements. The interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2025.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

Going Concern basis

As of June 30, 2025, the Company has incurred an accumulated deficit of $66.4 million. For the six months ended June 30, 2025, the Company had a net loss from continuing operations of $2.2 million and net operating cash outflow of $1.0 million. The principal sources of funding have historically been cash contributions from equity and debt financings. For the six months ended June 30, 2025, the Company issued 2.6 million Ordinary Shares pursuant to the 2024 at the market offering (the “ATM offering”) for gross proceeds of $3.7 million. As of June 30, 2025, the Company had cash and cash equivalents of approximately $23.5 million. Taking this into consideration, the Company believes it will have sufficient available financial resources to meet its obligations and working capital requirements for at least in the next twelve months from the date of issuance of these financial statements. Accordingly, the Company considers that it is appropriate to prepare the consolidated financial information on a going concern basis.

2.2	Basis of consolidation

The consolidated statements of profit or loss and other comprehensive loss, statements of changes in equity and statements of cash flows of the Company for the relevant periods include the results and cash flows of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.

The interim condensed consolidated balance sheet of the Company as of June 30, 2025 has been prepared to present the assets and liabilities of the subsidiaries under the historical cost convention.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

2.3	Critical accounting estimate and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2024.

On September 23, 2025, the interim condensed consolidated financial statements were approved by the audit committee and board of directors.

2.4	Foreign currency translation

The consolidated financial statements are prepared in USD, which is the reporting currency. The functional currency of significant subsidiaries are as follows, the subsidiaries located in Thailand is Thai Baht (“Baht” or “THB”), the functional currency of subsidiaries located in Hong Kong is Hong Kong dollar (“HKD”) and the functional currency of subsidiaries located in mainland China is Chinese Renminbi (“RMB”).

The currency exchange rates and the entities that significantly impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2025	2024	2025	2024
Thai Baht	0.0308	0.0291	0.0299	0.0275
Hong Kong Dollar	0.1274	0.1287	0.1282	0.1279
Chinese Renminbi	0.1396	0.1370	0.1382	0.1386

2.5	New and amended accounting standards

All new standards and amendments that are effective for annual reporting period commencing January 1, 2025 have been applied by the Company for the six months ended June 30, 2025. The adoption of these new and amended standards did not have material impact on the interim condensed consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2025, and they have not been early adopted by the Company in preparing these interim condensed consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the interim condensed consolidated financial statements of the Company.

2.6	Other financial assets at amortized cost

Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in “other gains/(losses)” together with foreign exchange gains and losses. Impairment losses are presented as a separate line item in the statement of profit or loss.